Earnings Per Share - Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Earnings attributable to BHP shareholders	$ 9,019	$ 7,897	$ 12,921
(Gain)/loss on sales of property, plant and equipment, intangibles and investments	(3)	(29)	(9)
Impairments of property, plant and equipment and intangibles net of reversals	154	3,905	75
Loss/(gain) on disposal of subsidiaries and operations	117	(915)
Tax effect of above adjustments	(34)	(928)	(17)
Subtotal of adjustments	234	2,033	49
Headline earnings	9,253	9,930	12,970
Diluted headline earnings	$ 9,253	$ 9,930	$ 12,970